Business Segment and Disaggregation of Revenue - Schedule of Concerning Our Geographic Segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue	$ 16,155,124	$ 18,612,534	$ 17,123,778
United States of America [Member]
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue	10,078,840	12,810,726	12,389,864
United Kingdom [Member]
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue	1,287,557	1,517,635	953,375
Europe [Member]
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue	4,788,727	4,284,173	3,780,278
Others [Member]
Schedule of Concerning Our Geographic Segments [Line Items]
Revenue			$ 261